CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2018
Table Text Block [Abstract]
Brookfield Renewables cash and cash equivalents are as follows:
	Jun 30	Dec 31
(MILLIONS)	2018	2017
Cash	$197	$790
Short-term deposits	40	9
	$237	$799